SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$ (1,326,011)	$ (793,699)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,881,671	11,675,216
Weighted average ordinary shares - diluted	11,881,671	11,675,216
Per share amount
Per share - basic	$ (0.11)	$ (0.07)
Per share - diluted	$ (0.11)	$ (0.07)